Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventory [Abstract]
Finished goods	$ 2,694	$ 1,455
Raw materials	726	860
Inventory, Net	$ 3,420	$ 2,315